Right-Of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2025
Right-Of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
5	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Right-of-use assets
Balance brought forward	213,761	739,244	182,035
Less: Amortization	(190,487)	(333,115)	(82,028)
Termination of right-of-use asset	(142,507)	—	—
Add: New lease recognized	858,477	281,734	69,376
Balance carried forward	739,244	687,863	169,383

Lease liabilities
Balance brought forward	215,647	747,819	184,147
Add: Imputed interest	24,391	41,076	10,115
Less: Principal repayment	(205,000)	(362,000)	(89,141)
Termination of lease liability	(145,696)	—	—
Add: New lease recognized	858,477	281,734	69,376
Balance carried forward	747,819	708,629	174,497

Future minimum lease payments together with the present value of net minimum lease payments are as follows:

Minimum lease payment:
Not later than one (1) year	312,000	462,000	113,765
Later than one (1) year and not later than five (5) years	494,000	282,000	69,441
	806,000	744,000	183,206
Less: Future interest charges	(58,181)	(35,371)	(8,709)
Present value of lease payment	747,819	708,629	174,497

Repayment as follows:
Lease liabilities current portion	276,524	276,683	68,133
Lease liabilities non-current portion	471,295	431,946	106,364
	747,819	708,629	174,497

The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets	190,487	333,115	82,028
Interest expense on lease liabilities	24,391	41,076	10,115
Extinguishment of right-of-use assets and liabilities	(3,189)	—	—
Expense relating to short-term leases and leases of low-value assets	12,500	118,080	29,076
Total	224,189	492,271	121,219

On July 1, 2024, Founder Energy Sdn. Bhd. had entered into a Tenancy Agreement with Mr. Lee Seng Chi for the rental of our principal office for a period of two years with an option to renew for an additional year with monthly rental amounted RM 26,000 (December 31, 2024: RM 26,000).

On August 13, 2025, Founder Energy Sdn. Bhd. had entered into Tenancy Agreements for the rental of our two satellite offices for a period of two years with an option to renew for an additional two years with monthly rental total amounted RM 12,500 (December 31, 2024: RM Nil).

Extension options

The Group’s office leases include extension options of between one (1) and two (2) years, which are subject to mutual agreement between the Group and the respective lessors. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The Group assesses at lease commencement and reassessed when relevant, to determine whether it is reasonably certain that they will be exercised.

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Lease liabilities recognised (discounted)	302,577	302,577	74,508
Potential future lease payments not included in lease liabilities (discounted)	—	281,733	69,375
	302,577	584,310	143,883